Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0001187953
Registrant Name	Creative Medical Technology Holdings, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A